Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property Plant and Equipment	Property, plant and equipment as of September 30, 2023 and 2022 consisted of the following:
	September 30, 2023	September 30, 2022
Buildings	$20,258,258	$10,384,017
Machinery and equipment	7,576,777	7,632,069
Electronic equipment	2,234,455	1,876,114
Transportation vehicles	337,925	219,449
Office equipment	283,972	280,455
Leasehold improvement on leased property	301,399	793,929
Construction in progress	1,654,405	3,826,690
Total property plant and equipment, at cost	32,647,191	25,012,723
Less: accumulated depreciation	(7,591,164)	(5,596,894)
Property, plant and equipment, net	$25,056,027	$19,415,829
As of September 30, 2023, the details of the newly acquired Property, Plant, and Equipment (PP&E) are as follows:
September 30, 2023
Buildings	$10,516,290
Machinery and equipment	245,672
Electronic equipment	793,762
Transportation vehicles	195,806
Office equipment	15,993
Property, plant and equipment,	$11,767,523